Convertible Notes Offering and Capped Call (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Apr. 30, 2026	Nov. 24, 2025
Convertible notes [Member]
Convertible Notes [Line Items]
Principal amount	$ 300,000		$ 300,000
Amount received after commissions	286,613
Fees and transaction costs	$ 13,387
Semi-annual interest rate	5.00%		5.00%
Description of conversion of debt to equity	The holders of the Notes may convert their Notes in shares, cash or a combination thereof at the Company's discretion, under the following circumstances: (1) the closing sale price of the Company's shares exceeds 130% of the conversion price of $5.84 per share for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the immediately preceding quarter, and only in the following quarter (the "Share Price Threshold"); (2) the trading price per $1 principal amount of the Note is equal to or less than 98% of the product of the closing sale price of the Company's common shares and the applicable conversion rate; (3) the Notes are called for redemption by the Company; or (4) after October 15, 2030.
Conversion rate, shares per dollar	$ 171.3062
Conversion price	$ 5.84
Effective interest rate		10.59%
Capped call derivative options [Member]
Convertible Notes [Line Items]
Conversion price		$ 10.51
Strike price		5.84
Cap price		$ 10.51
Purchase price		$ 47,490
Fair value of derivative		27,016
Derivative fair value loss		$ 20,455